Shareholder Report, Holdings (Details) - C000255294 [Member]	Jan. 31, 2026
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%